Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 64.8%
Large-Cap 49.9%
Schwab Fundamental US Large Company Index Fund	$95,624,733	$4,091,868	($700,000)	$221,896	$4,383,075	$103,621,572	4,669,742	$1,961,634
Schwab S&P 500 Index Fund	220,952,420	10,590,114	—	—	9,189,272	240,731,806	3,854,793	3,637,126
Schwab U.S. Large-Cap Growth Index Fund	33,751,460	3,598,083	—	—	1,330,001	38,679,544	564,582	317,718
						383,032,922
Small-Cap 14.9%
Schwab Fundamental US Small Company Index Fund *	32,087,598	2,075,575	—	—	802,872	34,966,045	2,254,419	2,075,575
Schwab Small-Cap Index Fund	73,832,645	4,486,788	(2,124,995)	(468,892)	3,415,151	79,140,697	2,554,574	941,797
						114,106,742
						497,139,664

International Stocks 29.7%
Developed Markets 24.8%
Schwab Fundamental International Large Company Index Fund	41,791,765	1,251,693	(4,060,311)	161,989	6,874,336	46,019,472	4,676,776	1,251,693
Schwab Fundamental International Small Company Index Fund	34,417,065	1,737,621	(3,413,764)	(703,012)	6,135,386	38,173,296	3,093,460	1,737,621
Schwab International Index Fund	96,128,305	2,702,537	(9,770,695)	(1,021,440)	18,058,213	106,096,920	4,948,550	2,702,537
						190,289,688
Emerging Markets 4.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	34,280,771	1,887,156	(2,979,250)	(232,966)	5,241,692	38,197,403	4,547,310	1,887,156
						228,487,091

Real Estate 5.0%
U.S. REITs 5.0%
Schwab U.S. REIT ETF	32,899,142	2,684,672	(518,917)	(12,414)	3,349,900	38,402,383	1,812,288	303,228
Total Affiliated Underlying Funds (Cost $453,679,263)	$695,765,904	$35,106,107	($23,567,932)	($2,054,839)	$58,779,898	$764,029,138		$16,816,085
Total Investments in Securities (Cost $453,679,263)						$764,029,138

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings (Unaudited) continued

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 56.1%
Large-Cap 43.4%
Schwab Fundamental US Large Company Index Fund	$97,756,577	$2,001,639	($880,000)	$264,289	$4,408,158	$103,550,663	4,666,546	$2,001,639
Schwab S&P 500 Index Fund	226,079,079	6,608,757	(820,000)	8,717	9,401,430	241,277,983	3,863,539	3,692,809
Schwab U.S. Large-Cap Growth Index Fund	25,769,558	1,915,077	—	—	1,010,520	28,695,155	418,846	236,647
						373,523,801
Small-Cap 12.7%
Schwab Fundamental US Small Company Index Fund *	31,404,736	2,031,403	(1,435,317)	(154,544)	940,330	32,786,608	2,113,901	2,031,403
Schwab Small-Cap Index Fund	73,025,783	3,277,163	(2,430,978)	(584,779)	3,404,500	76,691,689	2,475,523	919,368
						109,478,297
						483,002,098

International Stocks 20.0%
Developed Markets 16.7%
Schwab Fundamental International Large Company Index Fund	32,253,756	957,152	(4,365,080)	456,220	4,942,202	34,244,250	3,480,107	957,152
Schwab Fundamental International Small Company Index Fund	25,887,763	1,319,885	(2,346,853)	(425,292)	4,550,547	28,986,050	2,348,951	1,319,885
Schwab International Index Fund	75,071,899	2,091,580	(10,264,549)	(253,227)	13,487,959	80,133,662	3,737,578	2,091,580
						143,363,962
Emerging Markets 3.3%
Schwab Fundamental Emerging Markets Large Company Index Fund	26,183,179	1,439,469	(2,915,480)	(4,985)	3,863,178	28,565,361	3,400,638	1,439,469
						171,929,323

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	31,100,879	989,035	(752,809)	(18,009)	3,142,667	34,461,763	1,626,322	270,743

Fixed Income 16.0%
Intermediate-Term Bond 16.0%
Schwab U.S. Aggregate Bond Index Fund	126,088,640	8,166,107	(3,685,302)	(779,729)	7,832,168	137,621,884	15,156,595	946,157

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$26,792,734	$266,371	$—	$—	$10,746	$27,069,851	27,059,028	$281,362
Total Affiliated Underlying Funds (Cost $534,517,940)	$797,414,583	$31,063,638	($29,896,368)	($1,491,339)	$56,994,405	$854,084,919		$16,188,214
Total Investments in Securities (Cost $534,517,940)						$854,084,919

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 42.1%
Large-Cap 33.1%
Schwab Fundamental US Large Company Index Fund	$47,195,010	$1,416,110	($819,986)	($6,242)	$2,260,655	$50,045,547	2,255,320	$975,082
Schwab S&P 500 Index Fund	109,667,907	3,891,532	(1,735,907)	738,638	3,882,897	116,445,067	1,864,613	1,777,827
Schwab U.S. Large-Cap Growth Index Fund	15,693,035	668,462	(346,830)	16,500	607,689	16,638,856	242,868	139,478
						183,129,470
Small-Cap 9.0%
Schwab Fundamental US Small Company Index Fund *	14,176,529	917,003	(588,376)	49,695	305,019	14,859,870	958,083	917,003
Schwab Small-Cap Index Fund	33,164,113	1,522,661	(1,178,875)	(87,205)	1,376,032	34,796,726	1,123,200	422,435
						49,656,596
						232,786,066

International Stocks 15.0%
Developed Markets 12.5%
Schwab Fundamental International Large Company Index Fund	16,022,538	456,666	(2,573,429)	317,712	2,384,202	16,607,689	1,687,773	456,666
Schwab Fundamental International Small Company Index Fund	12,869,452	632,340	(1,752,899)	(212,677)	2,275,894	13,812,110	1,119,296	632,340
Schwab International Index Fund	36,868,979	999,363	(5,613,780)	11,113	6,481,761	38,747,436	1,807,250	999,363
						69,167,235
Emerging Markets 2.5%
Schwab Fundamental Emerging Markets Large Company Index Fund	12,313,581	693,854	(1,046,232)	(31,447)	1,852,753	13,782,509	1,640,775	693,854
						82,949,744

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	15,412,856	—	—	—	1,500,578	16,913,434	798,180	134,174

Fixed Income 36.0%
Intermediate-Term Bond 35.0%
Schwab U.S. Aggregate Bond Index Fund	180,589,752	8,384,944	(5,347,940)	(1,146,777)	11,174,039	193,654,018	21,327,535	1,347,049
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	4,975,661	449,042	—	—	101,608	5,526,311	581,105	30,867
						199,180,329

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.3%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$17,918,226	$178,142	$—	$—	$7,187	$18,103,555	18,096,316	$188,167
Total Affiliated Underlying Funds (Cost $402,521,122)	$516,867,639	$20,210,119	($21,004,254)	($350,690)	$34,210,314	$549,933,128		$8,714,305
Total Investments in Securities (Cost $402,521,122)						$549,933,128

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio

Portfolio Holdings as of January 31, 2023 (Unaudited)

The following are the portfolio holdings as of the report date, including a summary of the fund’s transactions with its affiliated underlying funds during the period. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 28.0%
Large-Cap 22.0%
Schwab Fundamental US Large Company Index Fund	$13,711,361	$278,298	($562,470)	$90,228	$552,372	$14,069,789	634,060	$278,298
Schwab S&P 500 Index Fund	32,151,221	1,319,119	(2,125,521)	928,387	395,608	32,668,814	523,120	507,703
Schwab U.S. Large-Cap Growth Index Fund	4,668,710	279,228	(484,932)	94,046	90,180	4,647,232	67,833	38,594
						51,385,835
Small-Cap 6.0%
Schwab Fundamental US Small Company Index Fund *	4,156,460	268,859	(311,590)	18,164	72,532	4,204,425	271,078	268,859
Schwab Small-Cap Index Fund	9,638,631	397,525	(619,783)	93,189	289,498	9,799,060	316,303	118,076
						14,003,485
						65,389,320

International Stocks 10.0%
Developed Markets 8.3%
Schwab Fundamental International Large Company Index Fund	4,677,297	128,741	(1,005,736)	144,958	624,682	4,569,942	464,425	128,741
Schwab Fundamental International Small Company Index Fund	3,769,235	182,724	(630,000)	(30,784)	619,848	3,911,023	316,939	182,724
Schwab International Index Fund	10,763,448	284,681	(2,089,939)	622,494	1,232,392	10,813,076	504,341	284,681
						19,294,041
Emerging Markets 1.7%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,671,489	199,618	(433,595)	27,091	510,250	3,974,853	473,197	199,618
						23,268,894

Real Estate 2.0%
U.S. REITs 2.0%
Schwab U.S. REIT ETF	4,616,828	—	(397,643)	(15,831)	458,997	4,662,351	220,026	39,122

Fixed Income 56.0%
Intermediate-Term Bond 55.0%
Schwab U.S. Aggregate Bond Index Fund	124,728,873	2,617,164	(6,021,132)	(1,062,652)	7,895,282	128,157,535	14,114,266	909,307
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	2,297,908	14,066	(113,572)	(10,297)	56,863	2,244,968	236,064	14,063
						130,402,503

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

SECURITY	VALUE AT 10/31/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 1/31/23	BALANCE OF SHARES HELD AT 1/31/23	DISTRIBUTIONS RECEIVED(a)
Money Market Funds 3.5%
Schwab Variable Share Price Money Fund, Ultra Shares, 4.40% (b)	$8,043,203	$79,965	$—	$—	$3,226	$8,126,394	8,123,145	$84,465
Total Affiliated Underlying Funds (Cost $194,424,554)	$226,894,664	$6,049,988	($14,795,913)	$898,993	$12,801,730	$231,849,462		$3,054,251
Total Investments in Securities (Cost $194,424,554)						$231,849,462

*	Non-income producing security.
(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust
At January 31, 2023, all of the fund’s investment securities were classified as Level 1. Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
• Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and underlying funds. Underlying funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JAN23